Financial liabilities designated at fair value	12 Months Ended
Dec. 31, 2019
15. Financial liabilities designated at fair value
Financial liabilities designated at fair value

The notes included in this section focus on assets and liabilities the Barclays Bank Group holds and recognises at fair value. Fair value refers to the price that would be received to sell an asset or the price that would be paid to transfer a liability in an arm’s-length transaction with a willing counterparty, which may be an observable market price or, where there is no quoted price for the instrument, may be an estimate based on available market data. Detail regarding the Barclays Bank Group’s approach to managing market risk can be found on page 39.

15 Financial liabilities designated at fair value

Accounting for liabilities designated at fair value through profit and loss

In accordance with IFRS 9, financial liabilities may be designated at fair value, with gains and losses taken to the income statement within net trading income (Note 5) and net investment income (Note 6). Movements in own credit are reported through other comprehensive income, unless the effects of changes in the liability's credit risk would create or enlarge an accounting mismatch in profit and loss. In these scenarios, all gains and losses on that liability (including the effects of changes in the credit risk of the liability) are presented in profit and loss. On derecognition of the financial liability no amount relating to own credit risk are recycled to the income statement. The Barclays Bank Group has the ability to make the fair value designation when holding the instruments at fair value reduces an accounting mismatch (caused by an offsetting liability or asset being held at fair value), or is managed by the Barclays Bank Group on the basis of its fair value, or includes terms that have substantive derivative characteristics (Note 13).

The details on how the fair value amounts are arrived for financial liabilities designated at fair value are described in Note 16.

	Barclays Bank Group
	2019		2018
	Fair value	Contractual amount due on maturity	Fair value	Contractual amount due on maturity
	£m	£m	£m	£m
Debt securities	49,559	56,891	46,649	54,159
Deposits	25,526	25,725	31,706	32,053
Repurchase agreements and other similar secured borrowing	128,686	128,845	139,386	139,626
Other financial liabilities	675	675	-	-
Financial liabilities designated at fair value	204,446	212,136	217,741	225,838

The cumulative own credit net loss recognised for Barclays Bank Group is £373m (2018: £121m)